SCHEDULE OF VALUATION TECHNIQUES (Details) - USD ($)	Sep. 30, 2024		Mar. 31, 2024		Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Preferred shares (Note )	$ 6,189,000		$ 9,359,000		$ 13,460,000
Convertible loan notes (Note )	5,017,000		3,743,000		3,269,000
Valuation techniques [member]
IfrsStatementLineItems [Line Items]
Preferred shares (Note )	6,189,000	[1]	9,359,000	[1],[2]	13,460,000	[2]
Convertible loan notes (Note )	$ 5,017,000	[3]	$ 3,743,000	[3],[4]	$ 3,269,000	[4]

[1]	An increase in the revenue growth rate used in isolation would result in an increase in the fair value measurement of the preferred shares, and vice versa, while a slight increase in the discount rate used in isolation would result in a decrease in the fair value measurement of the preferred shares, and vice versa. A
[2]	An increase in the revenue growth rate used in isolation would result in an increase in the fair value measurement of the preferred shares, and vice versa, while a slight increase in the discount rate used in isolation would result in a decrease in the fair value measurement of the preferred shares, and vice versa. A 1% (2023: 1%) increase in the discount rate holding all other variables constant would decrease the carry amount of the preferred shares by $0.9 million (2023: $1.4 million) while a 1% (2023: 1%) decrease in the discount rate holding all other variables constant would increase the carry amount of the preferred shares by $1.1 million (2023: $1.6 million). A 1% (2023: 1%) increase in the revenue growth rate holding all other variables constant would increase the carry amount of the preferred shares by $0.6 million (2023: $1.1 million) while a 1% (2023: 1%) decrease in the discount rate holding all other variables constant would decrease the carry amount of the preferred shares by $0.6 million (2023: $1.1 million).
[3]	A
[4]	A 1% increase in the discount rate used in isolation would result in a minimal decrease in the fair value measurement of the convertible loan notes, and vice versa.